Discontinued Operations (Schedule Of Discontinued Operations) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2009
Discontinued Operations [Abstract]
Casualty insurance costs	$ (400)
Loss before income taxes	(400)
All other income taxes	147
Total adjustments	(253)
Total discontinued operations	$ (253)
Earnings/(loss) per share	$ (0.01)
Diluted earnings/(loss) per share	$ (0.02)